Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Maximum Amounts Payable Under Various Commitments (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	$ 288,275	$ 263,688
Financial Guarantees [Member] | Standby letters of credit [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	29,656	26,019
Financial Guarantees [Member] | Credit default swaps [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	10,010	11,099
Other Credit Instruments [Member] | Backstop liquidity facilities [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	18,805	17,330
Other Credit Instruments [Member] | Documentary and commercial letters of credit [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	1,763	1,351
Other Credit Instruments [Member] | Commitments to extend credit [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	218,094	200,814
Other Credit Instruments [Member] | Other commitments [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	$ 9,947	$ 7,075